Shareholders’ Equity (Details 3)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfOptionAssumptionsLineItems [Line Items]
Dividend yield	0.00%	0.00%
Maximum [Member]
DisclosureOfOptionAssumptionsLineItems [Line Items]
Expected volatility	57.00%	62.00%
Risk-free rate of return	2.38%	1.70%
Expected life of options	5 years	5 years
Minimum [Member]
DisclosureOfOptionAssumptionsLineItems [Line Items]
Expected volatility	55.00%	59.00%
Risk-free rate of return	1.93%	1.20%
Expected life of options	4 years 6 months	4 years 6 months